Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed Unaudited Balance Sheet) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	¥ 12,963	$ 1,992	¥ 13,343	$ 1,922	¥ 14,355	¥ 9,020
Total assets	517,480	79,536	593,437
Current liabilities	293,688	45,140	325,229
Total shareholders’ equity	221,029	33,971	265,211
Total liabilities and shareholders’ equity	517,480	79,536	593,437
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	125	19	226	$ 35	¥ 11	¥ 106
Other current assets	279,546	42,965	298,188
Investments in subsidiaries	0	0	0
Total assets	279,671	42,984	298,414
Current liabilities	67,388	10,357	67,626
Total shareholders’ equity	212,283	32,627	230,788
Total liabilities and shareholders’ equity	¥ 279,671	$ 42,984	¥ 298,414